Balance Sheets (Parenthetical) (USD $)	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
Statement of Financial Position [Abstract]
Common stock, par value
Common stock, shares authorized
Common stock, shares issued	31,804,189	183,825	183,825